Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2024	Dec. 29, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Dec. 31, 2014
C000056395
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
Account Value	$ 13,433	$ 9,424	$ 13,336		$ 12,411	$ 12,903	$ 13,624	$ 10,664	$ 10,793	$ 10,538	$ 10,057	$ 9,151
C000081917
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
Account Value	$ 13,540	10,000	13,517		12,641	13,221	14,023	11,034	11,216	11,007	10,562	9,660
C000056396
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
Account Value	$ 1,495,168	1,000,000	1,478,312		1,367,777	1,416,334	1,488,102	1,159,645	1,167,150	1,133,978	1,076,644	974,756
C000146257
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Intermediate Bond Fund
Account Value	$ 1,590,182	1,053,258	1,510,519		1,392,859	1,424,205	1,475,184	1,179,626	1,205,373	1,169,044	1,138,154	1,053,810	$ 1,000,000
C000230985
Account Value [Line Items]
Line Graph and Table Measure Name	Miller Market Neutral Income Fund
Account Value	$ 1,130,377		1,018,114	$ 1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,000	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	$ 10,000	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Account Value	$ 24,080	$ 10,000	21,479		19,583	20,852	23,987	14,529	13,803	12,405	11,177	9,277
ICE BofA All Yield Alternatives US Convertibles Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Yield Alternatives US Convertibles Index
Account Value	$ 15,715	10,000	14,039		12,752	12,920	14,237	11,322	11,473	10,846	10,267	9,058
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Account Value	$ 24,080	10,000	21,479		19,583	20,852	23,987	14,529	13,803	12,405	11,177	9,277
ICE BofA All Yield Alternatives US Convertibles Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Yield Alternatives US Convertibles Index
Account Value	$ 15,715	$ 10,000	14,039		12,752	12,920	14,237	11,322	11,473	10,846	10,267	9,058
ICE BofA All Convertibles Exclude Mandatory All Qualities
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA All Convertibles Exclude Mandatory All Qualities Index
ICE BofA All Yield Alternatives US Convertibles Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA All Yield Alternatives US Convertibles Index
Account Value	$ 1,571,494	$ 1,000,000	1,403,883		$ 1,275,205	$ 1,291,991	$ 1,423,703	$ 1,132,218	$ 1,147,285	$ 1,084,639	$ 1,026,696	$ 905,804
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Bloomberg Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury Index
Account Value	$ 1,067,429		$ 1,016,297	$ 1,000,000